Accounts Receivable - Schedule of Accounts Receivable Net (Details) (10K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Trade Accounts Receivable	$ 12,294,837	$ 6,400,235
Less Allowance for doubtful accounts	(33,209)	(12,501)
Total Accounts Receivable (net)	$ 12,261,628	$ 6,387,734